Income Taxes	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Income Taxes Disclosure

14. INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.  The subsidiaries or VIEs in the PRC are subject to PRC Enterprise Income Tax at a corporate income tax rate of 25%. There are no reduced tax rates afforded to the Group’s PRC entities.

Provision (benefit) for income taxes is comprised as follows for each annual period.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31,2012

Current income taxes from discontinued operations	6,229	—	—
Deferred income taxes from discontinued operations	(31,813)	—	—
Current income taxes from continuing operations	—	—	—
Deferred income taxes from continuing operations	(41,172)	(99,479)	—
	(66,756)	(99,479)	—

The principal components of deferred tax assets and liabilities are as follows:

	December 31, 2011	December 31, 2012
Current deferred tax assets (liabilities):
Cost and expense accruals	2,810,508	1,754,349
Revenue recognition	(173,502)	771,061
Less: valuation allowance	(2,637,006)	(2,525,410)
Current deferred tax assets, net	—	—

Non-current deferred tax assets (liabilities):
Depreciation and amortization	1,748,889	631,747
Net operating loss carry forwards	18,450,814	21,146,362
Less: valuation allowance	(20,199,703)	(21,778,109)
Non-current deferred tax assets, net	—	—

Intangible assets	(4,826,059)	(4,826,059)
Non-current deferred tax liabilities	(4,826,059)	(4,826,059)

A reconciliation between the PRC statutory income tax rate of 25% and the Company’s effective tax rate is as follows. The primary driver of the Company’s effective tax rate in each annual period are adjustments to the valuation allowance for deferred tax assets that are, as assessed under ASC 740, likely to not be realized in the foreseeable future.

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Statutory tax rate	25.0%	25.0%	25.0%
Differential statutory tax rates	(3.3)%	(7.9)%	(4.7)%
Non-deductible expenses	0.4%	(7.9)%	(1.5)%
Change in valuation allowance	(22.0)%	(9.0)%	(18.8)%
Effective tax rate	0.1%	0.2%	0.0%

The movement of valuation allowances were as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

At beginning of year	(8,309,621)	(19,122,901)	(22,836,709)
Acquisition of Ku6	(6,123,900)	—	—
Current year additions	(14,292,925)	(4,452,155)	(1,415,765)
Current year reversals	1,404,205	1,591,018	180,965
Transferred out due to disposal of WVAS and recorded music businesses	8,433,935	—	—
Effect of exchange rate changes	(234,595)	(852,671)	(232,009)
	(19,122,901)	(22,836,709)	(24,303,518)

At December 31, 2011 and 2012, tax loss carry forwards (on a gross basis prior to measurement via the tax rate) amounted to approximately $73.8 million and $84.6 million, respectively, which will expire by various years through 2017.  The Company’s tax loss carry forwards exist only in the PRC, where the carry forward period is limited to five years.  The Company determines whether or not a valuation allowance is required at the level of each taxable entity within a tax jurisdiction. A valuation allowance of $22,836,709 and $24,303,518 has been established as of December 31, 2011 and 2012, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future. At December 31, 2010, 2011 and 2012, all of the Company’s deferred tax assets were fully reserved through valuation allowances.

As noted in Note 2(25), the Company accounts for the financial statement effects of uncertain tax positions under the provisions of ASC 740-10.  At December 31, 2011 and 2012, there were no liabilities for unrecognized tax benefits as the Company did not have any significant uncertain tax positions requiring recognition and measurement under ASC 740-10.

In accordance with the PRC EIT Law, dividends which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax if and when remitted.

Since there are no undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at December 31, 2011 and 2012 given the accumulated loss positions of the Company’s subsidiaries, no provision has been made for withholding taxes.  Further, the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business in the PRC.